     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 12, 2006.
                                                             FILE NOS. 333-58234
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 27                         [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 29                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000
                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000


                            MALLARY L. REZNIK, ESQ.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on December 29, 2006 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.


Registrant does not intend for this Post-Effective Amendment No. 27 and Amendment No. 29 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectuses filed on Form N-4, Post-Effective Amendment No. 24 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.


Incorporated by reference to the Supplements filed on Form N-4, Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on June 23, 2006, Accession No. 0000950129-06-006606.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, File Nos. 333-58234 and 811-03859, filed on November 22, 2006, Accession No. 0000950137-06-012771.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                      POLARIS PLATINUM II VARIABLE ANNUITY
                   POLARIS II PLATINUM SERIES VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2006

--------------------------------------------------------------------------------

The date of the prospectus as supplemented is hereby changed to December 29, 2006. All references in the prospectus to the date of the Statement of Additional Information are hereby changed to December 29, 2006.

The following replaces the second paragraph under the heading "The General Account":

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.

The following replaces the first two paragraphs under the subheading, "Guarantee of Insurance Obligations":

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.




Dated:  December 29, 2006

                Please keep this Supplement with your Prospectus

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

        SUPPLEMENT TO THE POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2006

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS AS SUPPLEMENTED IS HEREBY CHANGED TO DECEMBER 29, 2006. ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO DECEMBER 29, 2006.

On or about January 5, 2007, the following changes apply to the prospectus:

    - References to the WM Variable Trust ("WMT") are replaced with references to Principal Variable Contracts Fund Inc. ("PVCF") on the first page of the prospectus. The references to the trust, subadviser, and fund name for the WMT portfolios on the first page of the prospectus and in the "Investment Options" section under the "Variable Portfolio" heading are replaced as detailed below. All portfolios listed below are advised by Principal Management Corporation and subadvised by the managers listed. Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.

                                    BALANCED:

        Balanced Portfolio                 Edge Asset Management, Inc.      PVCF
        Conservative Growth Portfolio      Edge Asset Management, Inc.      PVCF
        Strategic Growth Portfolio         Edge Asset Management, Inc.      PVCF

     - In the "Investment Options" section under the "Variable Portfolio" subsection, the "WM Variable Trust - Class 2" heading is deleted and replaced with "Principal Variable Contracts Fund Inc.- Class 2." The sentence below this heading is deleted and replaced with "Principal Management Corporation is the investment adviser to the Principal Variable Contracts Fund, Inc. ("PVCF").




Dated: December 29, 2006



                Please keep this Supplement with your Prospectus.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                      POLARIS PLATINUM II VARIABLE ANNUITY
                   POLARIS II PLATINUM SERIES VARIABLE ANNUITY
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2006

--------------------------------------------------------------------------------

The date of the Statement of Additional Information as supplemented is hereby changed to December 29, 2006.

The following replaces the first paragraph under the subheading, "American Home Financial Statements" on the last page:

The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference in the Statement of Additional Information to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No.
0000950134-06-014060, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

The following replaces the second paragraph under the subheading "American Home Financial Statements" on the last page:

You should only consider the financial statements of American Home that we incorporate by reference in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee for contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.



Dated:  December 29, 2006



    Please keep this Supplement with your Statement of Additional Information

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:

Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.


The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No. 0000950134-06-014060.


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................  1
(2)   Form of Custody Agreements.......................................  Not Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Form of Selling Agreement...................................  1
(4)   Variable Annuity Contract........................................  2
      (a)  Group Annuity Certificate...................................  9
      (b)  Individual Annuity Contract.................................  3
      (c)  (Principal Rewards) Group Annuity Certificate...............  3
      (d)  (Principal Rewards) Individual Annuity Certificate..........  3
      (e)  Optional Income Protector Endorsement.......................  5
      (f)  Optional Guaranteed Minimum Accumulation Benefit............  9
      (g)  Optional Guaranteed Minimum Withdrawal Benefit
           Endorsement -- Step-Up Options..............................  9
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement...............................  11
      (i)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............  13
      (j)  Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement (GMWB for Joint Lives).......  13
(5)   Application for Contract.........................................  5
      (a)  Participant Enrollment Form.................................  3
      (b)  Annuity Application.........................................  3
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................  2
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  7
      (c)  Amended and Restated By-Laws of Depositor dated December 19,
           2001........................................................  2
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement............  1
      (b)  SunAmerica Series Trust Fund Participation Agreement........  1
      (c)  American Funds Form of Fund Participation Agreement.........  8
      (d)  Lord Abbett Form of Fund Participation Agreement............  8
      (e)  Van Kampen Form of Fund Participation Agreement.............  6
      (f)  Nations Annuity Trust Fund Participation Agreement..........  3
      (g)  WM Variable Trust Form of Fund Participation Agreement......  4
      (h)  BB&T Variable Insurance Form of Fund Participation
           Agreement...................................................  11
      (i)  Principal Variable Contracts Fund, Inc. Form of Fund
           Participation Agreement.....................................  Filed Herewith
(9)   (a)  Opinion of Counsel and Consent of Depositor.................  5

      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................  12
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........  13
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance
           Company.....................................................  13
      (c)  Power of Attorney -- American Home Assurance Company........  14
      (d)  Support Agreement of American International Group, Inc. ....  10
      (e)  General Guarantee Agreement by American Home Assurance
           Company.....................................................  10
      (f)  Notice of Termination of Guarantee as Published in the Wall
           Street Journal on November 24, 2006.........................  Filed Herewith


---------------

 1 Incorporated by reference to Initial Registration Statement of File Nos.
   333-25473 and 811-3859, filed on April 18, 1997, Accession No.
   0000950148-97-000989.

 2 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 00950148-98-000534.

 3 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.

 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-58314 and 811-03859, filed on July 2, 2001, Accession No. 0000912057-01-522334.

 5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-58234 and 811-03859, filed on July 3, 2001, Accession No. 0000950148-01-501929.

 6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

 7 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   4, File Nos. 333-58234 and 811-03859, filed on April 15, 2002, Accession No. 0000950148-02-001009.

 8 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 17, File Nos. 333-58234 and 811-03589, filed on April 29, 2002, Accession No. 0000950129-02-004370.

 9 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
   No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.

10 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment
   No. 21 to File Nos. 333-65118 and 811-03859, filed on August 29, 2005,
   Accession No. 0000950129-05-008177.

11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
   Accession No. 0000950129-05-009343.

12 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.

13 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
   No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.

14 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
   No. 27, File Nos. 333-58234 and 811-03859, filed on June 23, 2006, Accession No. 0000950129-06-006606.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276 filed March 16, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of November 30, 2006, the number of Polaris Platinum II and Polaris II Platinum Series contracts funded by Variable Separate Account was 40,475 of which 22,923 were qualified contracts and 17,552 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the

"Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President, Chief Financial Officer & Controller
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 27 and Amendment No. 29 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 12th day of December, 2006.

                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director         December 12, 2006
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


                                                           Senior Vice President & Director          December 12, 2006
------------------------------------------------
MICHAEL J. AKERS


*MARC H. GAMSIN                                            Senior Vice President & Director          December 12, 2006
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                                Senior Vice President,               December 12, 2006
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                December 12, 2006
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                      December 12, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller         December 12, 2006
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                              Attorney-in-Fact                  December 12, 2006
------------------------------------------------
*MALLARY L. REZNIK

      American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 11th day of December, 2006.

                                       By: AMERICAN HOME ASSURANCE COMPANY


                                       By:      /s/ ROBERT S. SCHIMEK

                                         ---------------------------------------

                                           ROBERT S. SCHIMEK,


                                           SENIOR VICE PRESIDENT AND TREASURER




M. BERNARD AIDINOFF*                                                   Director                      December 11, 2006
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                             Director and President               December 11, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


NEIL ANTHONY FAULKNER*                                                 Director                      December 11, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


DAVID NEIL FIELDS*                                                     Director                      December 11, 2006
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                               Director                      December 11, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                       Director                      December 11, 2006
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                                 Director                      December 11, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                   Director                      December 11, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                           Director and Chairman                December 11, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                                        Director                      December 11, 2006
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                                    Director,                      December 11, 2006
------------------------------------------------         Senior Vice President and Treasurer
ROBERT S. SCHIMEK


NICHOLAS SHAW TYLER*                                                   Director                      December 11, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                                Director                      December 11, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                  December 11, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(8)(i)         Principal Variable Contracts Fund, Inc. Form of Fund
               Participating Agreement
(10)           Consent of Independent Registered Public Accounting Firm
(13)(f)        Notice of Termination of Guarantee as Published in the Wall
               Street Journal on November 24, 2006